Other Payables and Accruals (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Staff cost related payables USD ($)	Dec. 31, 2013 Staff cost related payables CNY	Dec. 31, 2012 Staff cost related payables CNY	Dec. 31, 2013 Professional services USD ($)	Dec. 31, 2013 Professional services CNY	Dec. 31, 2012 Professional services CNY	Dec. 31, 2013 Product development services USD ($)	Dec. 31, 2013 Product development services CNY	Dec. 31, 2012 Product development services CNY	Dec. 31, 2013 Marketing and promotion USD ($)	Dec. 31, 2013 Marketing and promotion CNY	Dec. 31, 2012 Marketing and promotion CNY	Dec. 31, 2013 Others USD ($)	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY
Accounts Payable and Accrued Liabilities [Line Items]
Other payables and accruals	$ 7,544,062	45,669,488	50,484,656	$ 3,860,560	23,370,673	26,147,447	$ 1,880,414	11,383,463	6,746,476	$ 960,902	5,817,012	5,447,604	$ 57,345	347,147	4,195,359	$ 784,841	4,751,193	7,947,770